Average Annual Total Returns - SA Multi-Managed International Equity Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) 1 Year	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) 5 Years	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) 10 Years
Total	11.64%	8.26%	5.09%	11.50%	8.11%	4.93%	11.30%	7.98%	4.82%	7.82%	7.45%	5.51%